SHARE CAPITAL (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL
Warrants, outstanding, beginning	91,892,620	93,085,657
Warrants Issued		2,100,228
Warrants, exercised		(265,650)
Warrants expired	(41,545,383)	(3,027,615)
Warrants, outstanding, ending	50,347,237	91,892,620
Weighted average exercise price, outstanding, beginning	$ 0.48	$ 0.48
Weighted average exercise price, issued	0	0.38
Weighted average exercise price, exercised	0	0.33
Weighted average exercise price, expired	0.57	0.44
Weighted average exercise price, outstanding, ending	$ 0.35	$ 0.48